Other Expenses (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Charges
Balance at January 1,	$ 7	$ 36	$ 86
Severance charges	2	17	84
Change in severance charge estimates	(1)	(1)	(8)
Cash payments	(8)	(45)	(126)
Balance at December 31,	0	7	36
Restructuring charges incurred in current period	1	16	76
Total restructuring charges incurred since inception of initiative	194	193	177
American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member]
Restructuring Charges
Balance at January 1,	10	0
Severance charges	46	10
Cash payments	(43)	0
Balance at December 31,	13	10
Restructuring charges incurred in current period	46	10
Total restructuring charges incurred since inception of initiative	$ 56	$ 10